CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Real estate investments, at cost:
Land	$ 345,221	$ 358,278	$ 358,278
Buildings, fixtures and improvements	1,555,548	1,540,821	1,540,821
Acquired intangible lease assets	319,268	319,028	319,028
Total real estate investments, at cost	2,220,037	2,218,127	2,218,127
Less: accumulated depreciation and amortization	(291,207)	(215,427)	(110,875)
Total real estate investments, net	1,928,830	2,002,700	2,107,252
Cash and cash equivalents	143,386	130,500	74,760
Restricted cash	7,890	7,887	0
Commercial mortgage loan, held for investment, net	17,163	17,135	0
Other real estate securities, available-for-sale, at fair value	0	0	18,991
Prepaid expenses and other assets	27,273	21,982	14,104
Deferred costs, net	4,859	0	13,923
Assets held for sale	0	56,884	0
Total assets	2,129,401	2,237,088	2,229,030
LIABILITIES AND STOCKHOLDERS' EQUITY
Mortgage note payable	1,022,344	1,033,582	470,079
Mortgage premium, net	11,671	14,892	22,100
Credit facility		0	423,000
Below-market lease liabilities, net	15,460	18,133	19,473
Accounts payable and accrued expenses	15,581	24,964	12,799
Deferred rent	7,704	9,569	7,238
Distributions payable	8,902	9,199	9,176
Total liabilities	1,081,662	1,110,339	963,865
Preferred stock, $0.01 par value per share, 50,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.01 par value per share, 300,000,000 shares authorized, 64,961,256 and 65,257,954 shares issued and outstanding as of December 31, 2015 and 2014, respectively	658	650	653
Additional paid-in capital	1,449,647	1,429,294	1,437,147
Accumulated other comprehensive income		0	463
Accumulated deficit	(402,566)	(303,195)	(173,098)
Total stockholders' equity	1,047,739	1,126,749	1,265,165
Total liabilities and stockholders' equity	$ 2,129,401	$ 2,237,088	$ 2,229,030